10. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments for Operating Leases
(Dollars in thousands)

Year ending December 31
2015	600
2016	603
2017	537
2018	501
2019	490
Thereafter	1,854
Total minimum obligation	$4,585

Financial instruments with credit risk
(Dollars in thousands)
	Contractual Amount
	2014	2013
Financial instruments whose contract amount represent credit risk:

Commitments to extend credit	$168,733	146,243

Standby letters of credit and financial guarantees written	$3,911	4,361